Investments	12 Months Ended
Dec. 31, 2025
EBP 007 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV [Text Block]

6. INVESTMENTS

Fair value Master Trust Investment and Plan’s share by hierarchy level

	Master Trust Investment Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total	Plan's Share
Nutrien common stock	79,728,623	‐	‐	79,728,623	62,037,784
Short-term funds	1,774,299	‐	‐	1,774,299	1,223,080
Investment assets at fair value	81,502,922	‐	‐	81,502,922	63,260,864
Investments measured at NAV - Common Collective Trusts[1]				2,382,536,917	2,157,868,387
Investments measured at NAV - Stable Value Funds[1]				59,960,783	48,178,688
Total				2,524,000,622	2,269,307,939

	Master Trust Investment Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total	Plan's Share
Nutrien common stock	64,436,901	‐	‐	64,436,901	50,259,390
Short-term funds	1,334,548	‐	‐	1,334,548	973,107
Investment assets at fair value	65,771,449	‐	‐	65,771,449	51,232,497
Investments measured at NAV - Common Collective Trusts[1]				2,034,852,861	1,825,469,529
Investments measured at NAV - Stable Value Funds[1]				70,881,598	57,903,193
Total				2,171,505,908	1,934,605,219

1  In accordance with GAAP, investments measured at NAV as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented are intended to permit reconciliation to the amount presented in the statements of net assets available for benefits. Investments measured at NAV include common collective trusts and stable value funds. The Common Collective Trust balance includes immaterial investments in registered investment companies.

Change in fair value levels

The availability of observable market data is monitored to assess the appropriate classification of financial instruments within the fair value hierarchy. Changes in economic conditions or model-based valuation techniques may require transfer of financial instruments from one fair value level to another. In such instances, the transfer is reported at the end of the reporting period.

Plan management evaluated the significance of transfers between levels based upon the nature of the financial instrument and size of the transfer relative to total net assets available for plan benefits. For the years ended December 31, 2025 and 2024, there were no significant transfers in or out of levels 1, 2, or 3.

The classification of investment earnings reported in the statement of changes in net assets available for benefits may differ from the classification of earnings on Form 5500 due to different reporting requirements on Form 5500.